Accounts Receivable	9 Months Ended
Feb. 28, 2026
DIAMIR BIOSCIENCES CORP. [Member]
Accounts Receivable [Line Items]
ACCOUNTS RECEIVABLE	NOTE 4 — ACCOUNTS RECEIVABLE Accounts receivable consists of the following:
	February 28, 2026	May 31, 2025
Management services revenue from Aptorum	$107,400	$—
Total	$107,400	$—